The Yorktown Funds

each a series of American Pension Investors Trust

Ticker Symbols
Yorktown Funds	Class A	Class L	Institutional Class
YORKTOWN GROWTH FUND (formerly API Growth Fund)	AFGGX	APITX	APGRX
YORKTOWN CAPITAL INCOME FUND (formerly API Capital Income Fund)	APIGX	AFDDX	AFAAX
YORKTOWN SHORT TERM BOND FUND (formerly API Short Term Bond Fund)	APIMX	AFMMX	APIBX
YORKTOWN MULTI-ASSET INCOME FUND (formerly API Multi-Asset Income Fund)	APIUX	AFFIX	APIIX
YORKTOWN MASTER ALLOCATION FUND (formerly API Master Allocation Fund)	APIFX	APILX	APMAX
YORKTOWN SMALL CAP FUND	YOVAX	YOVLX	YOVIX
YORKTOWN MID CAP FUND	YWBAX	YWBLX	YWBIX

Yorktown Funds offers seven mutual fund series in this prospectus: (each, a “Fund,” and together, the “Funds”)

Each Fund offers you a separate investment, with its own investment objective and policies.

PROSPECTUS DATED MAY 31, 2017

AS AMENDED JUNE 21, 2017

Like all mutual fund shares, the U.S. Securities and Exchange Commission has not approved or disapproved the shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

Section 1 | Fund Summaries

This section provides you with an overview of the each Fund, including investment objectives, fees and expenses, and historical performance information.

1	Yorktown Growth Fund

8	Yorktown Capital Income Fund

16	Yorktown Short Term Bond Fund

24	Yorktown Multi-Asset Income Fund

32	Yorktown Master Allocation Fund

42	Yorktown Small Cap Fund

49	Yorktown Mid Cap Fund

Section 2 | Additional Information About Investment Strategies and Related Risks

This section sets forth additional information about the Funds.

56	Investment Objectives and Strategies of each Fund

63	Principal Investment Risks

Temporary Investments

68	Portfolio Holdings Disclosure

Section 3 | Who Manages Your Money

This section gives you a detailed discussion of our investment adviser and Portfolio Managers

69	The Investment Adviser

70	The Investment Managers

71	The Portfolio Managers

Section 4 | How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account

72	What Share Classes We Offer

74	How To Reduce Your Sales Charge

76	How To Buy Shares

79	How To Sell Shares

Section 5 | General Information

This section summarizes the Funds’ distribution policies and other general Fund information

81	Dividends, Distributions and Taxes

82	Net Asset Value

83	Fair Value Pricing

83	Frequent Trading

84	Acquired Fund Fees and Expenses

85	Distribution and Service Plans

86	General Information

89	Privacy Policy

Section 6 | Financial Highlights

This section provides each Fund’s financial performance for the past five years.

Section 7 | For More Information

This section tells you how to obtain additional information relating to the Funds.

Section 1  |  FUND SUMMARIES

Yorktown Growth Fund (formerly “API Growth Fund”)

Investment Objective – Growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A AFGGX	Class L APITX	Institutional Class APGRX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A AFGGX	Class L APITX	Institutional Class APGRX
Management Fee	1.00%	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.44%	0.44%	0.44%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses (2)	1.48%	2.48%	1.48%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The Yorktown Funds

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (AFGGX) Shares:	$717	$1,016	$1,336	$2,242

	1 Year	3 Years	5 Years	10 Years
Class L (APITX) Shares:	$251	$773	$1,321	$2,816

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APGRX) Shares:	$151	$468	$808	$1,768

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund invests in securities that, in the opinion of Yorktown Management & Research Company, Inc. (the “Adviser”), offer the opportunity for growth of capital.

The Growth Fund can include stocks of any size, within any sector, and at times the Adviser may emphasize one or more particular sectors. The Growth Fund may also invest in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements, and securities issued by investment companies (“Underlying Funds”). Underlying Funds are open-end mutual funds, closed-end funds, Business Development Companies (“BDC’s), unit investment trusts, that seek capital growth or appreciation by investing primarily in common stock or convertible securities and that are not affiliated with the Fund or its Adviser. The Growth Fund may also invest in long-, intermediate- or short-term bonds and other fixed-income securities (or in Underlying Funds that invest primarily in such securities) whenever the

Adviser believes that such securities offer a potential for capital appreciation, such as during periods of declining interest rates. In addition, the Growth Fund may invest in Exchange Traded Funds (“ETF’s”), including ETF’s that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Growth Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

The Yorktown Funds

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Growth Style Risk. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

The Yorktown Funds

The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class L Share performance from year to year and by showing how the Fund’s Class L Share average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The past performance of the Fund’s Class L Shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Class L Shares (APITX)

(for calendar years ending on December 31)

During the period covered by the bar chart, the highest return on Class L Shares for a quarter was +25.10% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.85% (quarter ended December 31, 2008). Year to date total return for Class L Shares as of March 31, 2017 was +7.43%.

Average Annual Total Returns for the Fund’s Class L Shares (APITX)

(for periods ending on December 31, 2016)

	One Year	Five Years	Ten Years
Return Before Taxes	5.45%	9.43%	3.94%
Return After-Taxes on Distributions (1)	5.18%	9.22%	3.42%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	3.31%	7.47%	3.03%
MSCI World Free GTR Index (2) (reflects no deduction for fees, expenses or taxes)	8.15%	11.04%	4.41%

	One Year	Five Years	Ten Years
Average Annual Total Return Before Taxes - Class A Shares (AFGGX)	0.38%	9.22%	4.98%

	One Year	Five Years	Inception 5/31/2013
Average Annual Total Return Before Taxes - Institutional Class Shares (APGRX)	6.61%	N/A	6.00%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class L Shares. After-tax returns for Class A and Institutional Class Shares will vary.

(2) The MSCI World Free GTR USD is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 28, 2017 the MSCIWorld Index consisted of the following 22 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1985. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.

The Yorktown Funds

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Capital Income Fund (formerly API Capital Income Fund)

Investment Objective – High current income, as well as growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Management Fee	0.60%	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses (2)	1.63%	2.38%	1.38%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIGX) Shares:	$731	$1,060	$1,411	$2,397

	1 Year	3 Years	5 Years	10 Years
Class L (AFDDX) Shares:	$241	$742	$1,270	$2,716

The Yorktown Funds

	1 Year	3 Years	5 Years	10 Years
Institutional Class (AFAAX) Shares:	$140	$437	$755	$1,657

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Capital Income Fund invests in securities that, in the Adviser’s opinion, offer the opportunity for high current income or growth of capital and income.

The Capital Income Fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds that seek to achieve an objective of total return by investing in income-producing equity securities (including dividend-paying common stocks and convertible securities), long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. Government securities, corporate bonds, commercial paper and preferred stocks); ETF’s; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. Attractive investments are securities that have been identified by the Adviser as trading below their current intrinsic value and that possess fundamental attributes that, in the Adviser’s opinion, indicate significant long term growth and income potential. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Capital Income Fund, such securities may include investments rated below investment grade, commonly known to as “junk bonds.” When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, and ETF’s, the Capital Income Fund may have significant exposure to foreign securities, high yield securities and equity-based, income producing securities.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Capital Income Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that

The Yorktown Funds

investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

The Yorktown Funds

The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s Institutional Class Share average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Institutional Class Shares (AFAAX)

(for calendar years ending on December 31)

During the period covered by the bar chart, Institutional Class Shares’ highest return for a quarter was 24.25% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.88% (quarter ended December 31, 2008). Institutional Class Shares’ year to date total return as of March 31, 2017 was +4.60%.

Average Annual Total Returns for the Fund’s Institutional Class Shares (AFAAX)

(for periods ending on December 31, 2016)

	One Year	Five Years	Ten years
Return Before Taxes	8.85%	7.78%	4.54%
Return After-Taxes on Distributions (1)	7.09%	6.30%	3.29%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	5.54%	5.60%	3.19%
MSCI World Free GTR Index (2) (reflects no deduction for fee, expenses or taxes)	8.15%	11.04%	4.41%

	One Year	Five Years	Ten Years
Average Annual Total Return Before Taxes - Class A Shares (APIGX)	2.09%	5.98%	4.04%

	One Year	Five Years	Ten Years
Average Annual Total Return Before Taxes - Class L Shares (AFDDX)	7.76%	6.70%	3.52%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Institutional Class Shares and after-tax returns for Class L and Class A Shares will vary.

(2) The MSCI World Free GTR USD is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 28, 2017 the MSCIWorld Index consisted of the following 22 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in July 2004. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.

The Yorktown Funds

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Short Term Bond Fund (formerly API Short Term Bond Fund)

Investment Objective – The Fund’s investment objective is to seek income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	2.25%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses (before waivers and/or reimbursements) (2)	1.24%	2.24%	1.24%
Fee waivers and/or expense reimbursements (3)	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses (after waivers and/or reimbursements) (2)	0.99%	1.99%	0.99%

(1) Large purchases of Class A shares (greater than $500,000) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) Total Annual Fund Operating Expenses (before and after expenses waivers) do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the effect of the Expense Limitation Agreement that went into effect on February 1, 2017.

(3) In the interest of limiting expenses of the Fund, the Adviser has entered into a five year contractual expense limitation agreement with the Trust, effective February 1, 2017. Pursuant to the expense limitation agreement, for five fiscal years of the Fund’s operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A Shares, 1.95% for Class L Shares, and 0.95% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of

The Yorktown Funds

reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIMX) Shares:	$324	$533	$760	$1,691

	1 Year	3 Years	5 Years	10 Years
Class L (AFMMX) Shares:	$202	$624	$1,073	$2,575

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APIBX) Shares:	$101	$315	$547	$1,500

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the Adviser’s opinion, offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Adviser exercises a flexible strategy in the selection of various types of debt (or fixed income) investments and is not limited by investment style, sector or asset class. The fund seeks to provide diversification by allocating the Fund’s investments among various areas of the fixed income markets.

The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):

•	Corporate debt of U.S. and foreign (including emerging market) issuers that are denominated in U.S. Dollars

•

Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund’s total assets)

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises

•	Bonds of foreign government issuers (including its agencies) payable in U.S. dollars

•	Inflation linked investments

•	Exchange traded funds with similar investment strategies and objectives

•	Taxable municipal bonds and/or tax-exempt municipal bonds

Although the Short Term Bond Fund invests primarily in investment-grade debt securities (as designated by S&P, Moody’s or Fitch) it may invest a portion of its net assets in securities rated below investment grade. Normally we would expect the majority of these investments to be rated in the top tier of below investment grade (i.e. BB designations by S&P). Additionally, the Fund may invest a portion of its net assets in any one or a combination of the following types of fixed income securities including (but not limited to):

•	Preferred stock, baby bonds

•	High-yield debt securities (commonly referred to as ‘‘lower-rated’’ or ‘‘junk” bonds

•	Senior loans, including bridge loans, assignments, and participations

•	Non-rated securities for S&P, Moody’s or Fitch

•	Convertible securities, including convertible bonds and preferred stocks

The Fund attempts to manage interest rate risk through its management of dollar-weighted average modified duration of the securities it holds in its portfolio. Under normal conditions, the Fund’s portfolio will have an average aggregate maturity of not more than three years. The Fund also attempts to manage risk through credit

The Yorktown Funds

analysis with a focus on company assets, free cash flow, capital stock, earnings, economic prospects and debt structure. While not limited by these factors the goal of all investments is to provide a reasonable amount of income with the barbell of capital preservation and how they interact within the portfolio. To this end, the Fund does not attempt to purchase securities with a plan to quickly turnover those assets.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in up to 100% cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

The Yorktown Funds

The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Class A Shares (APIMX)

(for calendar years ending on December 31)

During the period covered by the bar chart, Class A Shares’ highest return for a quarter was 28.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.43% (quarter ended December 31, 2008). Class A Shares’ year to date total return as of March 31, 2017 was +1.64%.

Average Annual Total Returns for the Fund’s Class A Shares (APIMX)

(for periods ending on December 31, 2016)

	One Years	Five Years	Ten Years
Return Before Taxes	2.98%	1.23%	(0.05)%
Return After-Taxes on Distributions (1)	1.90%	(0.19)%	(1.05)%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	1.67%	0.31%	(0.28)%
Barclays U.S. Aggregate Index (2) (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

	One Year	Five Years	Ten Years
Average Annual Total Return Before Taxes - Class L Shares (AFMMX)	4.39%	1.41%	(1.05)%

	One Year	Five Years	Inception 5/31/2013
Average Annual Total Return Before Taxes - Institutional Class Shares (APIBX)	5.38%	N/A	1.15%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.

(2) The Barclays U.S. Aggregate Index is an index comprised of approximately 6,000 publicly traded bonds including U.S. govt, mortgage-backed, corporate and Yankee bonds with an average maturity of approx 10 years. The index is weighted by the market value of the bonds included in the index. This Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, govt-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through), ABS, and CMBS. This index represents asset types which are subject to risk, including loss of principal.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.

The Yorktown Funds

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Multi-Asset Income Fund (formerly API Multi-Asset Income Fund)

Investment Objective – Current income with limited credit risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIUX	Class L AFFIX	Institutional Class APIIX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25 / yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIUX	Class L AFFIX	Institutional Class APIIX
Management Fee	0.40%	0.40%	0.40%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	1.39%	1.39%	1.39%
Total Annual Fund Operating Expenses (2)	2.52%	3.02%	2.02%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIUX) Shares:	$815	$1,314	$1,838	$3,266

	1 Year	3 Years	5 Years	10 Years
Class L (AFFIX) Shares:	$305	$933	$1,587	$3,337

The Yorktown Funds

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APIIX) Shares:	$205	$634	$1,088	$2,348

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

The Multi-Asset Income Fund invests in securities that, in the Adviser’s opinion, offer the opportunity for current income with limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities, corporate bonds and structured notes; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; ETF’s; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, ETF’s, the Income Fund may have significant exposure to foreign securities, including high yield securities, emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund’s investment objective: when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

The Yorktown Funds

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

The Yorktown Funds

The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Class A Shares (APIUX)

(for calendar years ending on December 31)

During the period covered by the bar chart, Class A Shares’ highest return for a quarter was 27.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.06% (quarter ended September 30, 2008). Class A Shares’ year to date total return as of March 31, 2017 was +4.23%.

Average Annual Total Returns for the Fund’s Class A Shares (APIUX)

(for periods ending on December 31, 2016)

	One Year	Five Years	Ten Years
Return Before Taxes	9.33%	4.86%	6.87%
Return After-Taxes on Distributions (1)	5.99%	1.82%	4.17%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	5.15%	2.37%	4.22%
Dow Jones Conservative Relative Risk Index (2) (reflects no deduction for fee, expenses or taxes)	3.01%	2.59%	4.04%

	One Year	Five Years	Ten Years
Average Annual Total Return Before Taxes - Class L Shares (AFFIX)	15.37%	5.60%	6.24%

	One Year	Five Years	Inception 4/1/2010
Average Annual Total Return Before Taxes - Institutional Class Shares (APIIX)	16.74%	6.66%	5.76%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.

(2) The Dow Jones Conservative Relative Risk Index is made up of underlying Dow Jones indices. Each Dow Jones Relative Risk Index consists of multiple sub -indexes that represent stocks, bonds and cash. The sub-indexes in turn contain large numbers of components. The Index is designed to measure portfolios at a conservative risk level. To reflect risk levels, the indexes allocate differently among the underlying stock, bond and cash sub-indexes. The Index attempts to maintain a 20% level of risk relative to the risk of an all stock portfolio.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has served as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.

The Yorktown Funds

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Master Allocation Fund (formerly API Master Allocation Fund)

Investment Objective – Long term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIFX	Class L APILX	Institutional Class APMAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIFX	Class L APILX	Institutional Class APMAX
Management Fee	0.30%	0.30%	0.30%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	1.41%	1.41%	1.41%
Total Annual Fund Operating Expenses (2)	2.60%	3.35%	2.35%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIFX) Shares:	$823	$1,337	$1,876	$3,341

	1 Year	3 Years	5 Years	10 Years
Class L (APILX) Shares:	$338	$1,030	$1,745	$3,640

The Yorktown Funds

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APMAX) Shares:	$238	$733	$1,255	$2,686

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Master Allocation Fund invests its assets in a variety of equity and debt securities. The Fund also invests in the securities of other open-end mutual funds managed by the Adviser (each an “Yorktown Fund” and, collectively, the “Yorktown Funds”), but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective. The Adviser does not presently intend to invest Fund assets in individual equity or debt securities. Rather, the Fund will seek to gain exposure to those asset classes through investments in the Yorktown Funds or other Underlying Funds (defined below). In seeking to take advantage of current or expected market conditions and/or to manage risk, the Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Fund, either directly or indirectly through investments in Underlying Funds, may purchase many types of securities, including, among others:

∎	Common stock of U.S. and foreign issuers and other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements;

∎

Securities issued by investment companies, such as open-end mutual funds (including the Yorktown Funds), exchange-traded funds, closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies (“Underlying Funds”);

∎

Long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. government securities, corporate bonds, and commercial paper), including investments rated below investment grade, commonly known as “junk bonds;”

∎

ETF’s, including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or benchmark (“ETF’s”);

∎	Real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate;

When investing in an Underlying Fund, the Adviser considers, among other things, the Underlying Fund’s past performance and its investment objectives and policies, the investment style, reputation and quality of its investment adviser and the Underlying Fund’s size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments through investments in Underlying Funds and ETF’s, the Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities, high yield securities, equity-based, income producing securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund in a variety of circumstances, such as: when an investment no longer appears to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

To the extent that the Fund invests in one or more Yorktown Funds, the Adviser will be receiving investment advisory fees from the Fund and from the Yorktown Fund(s) in which the Adviser has invested.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

The following are risks associated with investments by the Fund made directly, or indirectly through investments in Underlying Funds.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

The Yorktown Funds

Underlying Fund Risk. Investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Leverage Risk. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased. When appropriate or as required by law, the Fund will segregate assets used in connection with leveraging strategies.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Privately Placed Securities. Investments in privately placed securities involve a high degree of risk. The issuers of privately placed securities are not typically subject to the same regulatory requirements and oversight to which public issuers are subject, and there may be very little public information available about the issuers and their performance. In addition, because the Fund’s ability to sell these securities may be significantly restricted, they may be deemed illiquid and it may be more difficult for the Fund to sell them at an advantageous price and time. Because there is generally no ready public market for these securities, they may also be difficult to value and the Fund may need to determine a fair value for these holdings under policies approved by the Trust’s Board of Trustees (the “Board”).

Leverage Risk. Leveraging by the Fund may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased.

Growth Style Risk. The Fund may invest in Underlying Funds that pursue a growth style of investing (“growth style funds”). The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Growth style funds may invest in securities of companies that their advisers believe have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such

The Yorktown Funds

companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Value Style Risk. The Fund may invest in Underlying Funds that pursue a value style of investing (“value style funds”). The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Value style funds may invest in securities of companies that their advisers believe to be undervalued. Even though value style funds invest in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for a value style fund will appreciate in value. In addition, many of the stocks selected for value style funds may be more volatile than the general market.

Non-Diversification Risk. The Fund is a non-diversified Fund. Non-diversified funds may invest in fewer issuers than diversified funds. Thus, the value of a non-diversified fund’s shares may vary more widely, and a non-diversified fund may be subject to greater investment and credit risk than if it invested more broadly. The Fund may invest in Underlying Funds that are also non-diversified, which may increase the risk of the Fund.

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The Yorktown Funds

The Fund’s Past Performance

Year-By-Year Annual Returns – Class A Shares (APIFX)

(for calendar years ending on December 31)

During the period covered by the bar chart, Class A Shares’ highest return for a quarter was 21.22% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.94% (quarter ended September 30, 2011). Class A Shares’ year to date total return as of March 31, 2017 was +4.16%.

Average Annual Total Returns for the Fund’s Class A Shares (APIFX)

(for periods ending on December 31, 2016)

	One Year	Five Years	Inception 3/19/2009
Return Before Taxes	(0.14)%	6.56%	11.71%
Return After-Taxes on Distributions (1)	(4.59)%	5.53%	11.01%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	3.60%	5.14%	9.61%
MSCI World Free GTR Index (2) (reflects no deduction for fee, expenses or taxes)	8.15%	11.04%	4.41%

	One Year	Five Years	Inception 3/19/2009
Average Annual Total Return Before Taxes - Class L Shares (APILX)	5.41%	7.30%	12.01%

	One Year	Five Years	Inception 5/31/2013
Average Annual Total Return Before Taxes - Institutional Class Shares (APMAX)	6.46%	N/A	5.03%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.

(2) The MSCI World Free GTR USD is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2005 the MSCIWorld Index consisted of the following 22 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, and David M. Basten, Portfolio Manager, have served as Portfolio Managers to the Fund since its inception in March, 2009. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.

The Yorktown Funds

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Small-Cap Fund

Investment Objective – The Fund seeks to achieve long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A	Class L	Institutional Class
Management Fee	0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses (2)	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	2.36%	3.11%	2.11%
Fee Waivers and/or expense reimbursements (3)	(0.96)%	(0.96)%	(0.96)%
Total Annual Fund Operating Expenses	1.40%	2.15%	1.15%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) “Other Expenses” are estimated for the Fund’s first year of operations based on other similar series in the Yorktown Funds, and actual expenses may differ.

(3) In the interest of limiting expenses of the Fund, the Adviser has entered into a five year contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, for the first five fiscal years of the Fund’s operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A Shares, 2.15% for Class L Shares, 2.15% for Class C Shares, and 1.15% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual

The Yorktown Funds

expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares:	$709	$1,182	$1,681	$3,047

	1 Year	3 Years	5 Years	10 Years
Class L Shares:	$218	$870	$1,547	$3,354

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares:	$117	$568	$1,046	$2,365

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. The Investment Manager utilizes a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks for the Fund. To construct the Fund’s portfolio, the Adviser does not pick single stocks. Instead, the Adviser analyses the entire investable universe of stocks and applies a proprietary quantitative modeling program to identify investments for the Fund. The model utilizes established value metrics such as intrinsic value, book-to-earnings, free cash flow, etc. A value stock has a low price relative to various characteristics considered in assessing a company’s worth, including but not limited to, book value, sales, earnings and operating cash flows. The Investment Manager identifies value stocks by considering multiple factors (e.g., book value to market value, price to earnings, price to sales, or price to operating cash flows).

For investment purposes, the Investment Manager defines small cap companies as companies with market capitalizations in the lowest 10% of total market capitalization of all publicly-traded U.S. companies, excluding BDCs, ETFs, Bonds and Foreign shares. As of December 31, 2015, using the guidelines and definitions above, the market capitalization of a small cap company was equal to or below $4.10 billion. Micro Cap Companies are defined as companies in the lowest 2% of total market capitalization. The Fund may invest up to 45% of its assets in micro cap securities. As of December 31, 2016, using the guidelines and definitions above, the market capitalization of a micro cap company was equal to or below $800 million.

The Investment Manager also reserves the right to invest in any of the securities that are part of the Russell 2000 Value Index, regardless as to whether these securities meet the above definitions of size or value. In general, the Investment Manager utilizes a market capitalization weighted approach to determine the target weights of the U.S. small cap value stocks for purchase. Market capitalization is defined as the number of a company’s shares that are outstanding, multiplied by each share’s market price. In certain circumstances the Investment Manager may utilize a float-adjusted market capitalization. Typically, greater weighting in the Fund is given to small companies with higher relative market capitalization. The Investment Manager expects (but it is not required) to rebalance the Fund’s portfolio no less than quarterly, at which time the Investment Manager will consider which securities are eligible for inclusion in the portfolio by virtue of their fundamental characteristics, including multiple value factors and capitalization.

The Investment Manager places a priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Investment Manager engages in a buy-and-hold investment strategy that involves seeking to buy securities and holding them for a relatively longer period of time, regardless of short-term factors, such as fluctuations in the market or volatility of the stock price. This buy-and-hold strategy, which focuses on size and value premiums, tends to create a naturally low portfolio turnover and lower trading costs. In addition, the Investment Manager employs a selective trading approach to minimize trading costs; it trades securities with liquidity in mind to implement the investment strategy in an efficient, low cost manner.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

The Yorktown Funds

Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk. Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.

New Fund Risk. This is a new Fund without an operating history. Although the Investment Manager is experienced in managing similar funds, this is a new Fund. Accordingly, the risk of loss may be greater than with a more established fund.

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The Yorktown Funds

The Fund’s Past Performance

The Fund is relatively new and therefore does not have a full calendar year of performance history to report. When the Fund has returns for a full calendar year, this prospectus will include performance information which will provide some indication of the risks of investing in the Fund by showing the Fund’s performance and comparing that performance with a broad measure of market performance. The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Investment Manager – Vericimetry Advisors, LLC

Portfolio Managers – Dr. Mendel Fygenson is the Fund’s portfolio manager. Dr. Fygensen has been portfolio manager since the Fund’s inception in March, 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A, Class C and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Yorktown Mid-Cap Fund

Investment Objective – The Fund seeks long term capital appreciation.

The Yorktown Funds

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A	Class L	Institutional Class
Management Fee	1.15%	1.15%	1.15%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses (2)	1.15%	1.15%	1.15%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	2.55%	3.30%	2.30%
Fee Waivers and/or expense reimbursements (3)	(1.05)%	(1.05)%	(1.05)%
Total Annual Fund Operating Expenses	1.50%	2.25%	1.25%

(1) Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.

(2) “Other Expenses” are estimated for the Fund’s first year of operations based on other similar series in the Yorktown Funds, and actual expenses may differ.

(3) In the interest of limiting expenses of the Fund, the Adviser has entered into a five year contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, for the first five fiscal years of the Fund’s operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.50% for Class A Shares,

2.25% for Class L Shares, 2.25% for Class C Shares, and 1.25% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares:	$719	$1,229	$1,764	$3,220

	1 Year	3 Years	5 Years	10 Years
Class L Shares:	$228	$918	$1,631	$3,524

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares:	$127	$618	$1,135	$2,554

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

The Yorktown Funds

Principal Investment Strategies

The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies (“mid-caps”) that may offer shareholders greater growth prospects than larger businesses without the heightened operational risks of small companies. The Adviser defines “mid-caps” as those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $28.7 billion as of May 29, 2016, the date of the last reconstitution of the Russell Midcap® Index), at the time of purchase.

The Fund may invest up to 20% of its net assets in U.S. listed securities of foreign domiciled mid-cap companies.

The Fund may invest up to 50% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Fund will generally invest in 25 to 35 companies. The Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods. The Fund’s Investment Manager evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to a company’s:

∎	expected future profits;

∎	expected sustainable revenue and/or asset growth;

∎	expected cash investment needed to support expected growth;

∎	normalized free cash flow after considering Items 1 through 3 above; and

∎	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The decision to sell securities is driven by the Investment Manager’s evaluation of prospective total returns relative to the perceived risk of the security in question. A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile. The Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

The Fund may be appropriate for investors who:

1.	are pursuing long-term growth of capital;

2.	want to add an investment with appreciation potential to diversify their investment portfolio; and can accept the greater risks of investing in a portfolio with significant common stock holdings.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Investment Manager believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Mid-Sized Company Risk; The securities of mid cap companies may be more volatile and less liquid than the securities of large cap companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

Style Risk: Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Management Risk. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.

The Yorktown Funds

The Fund’s Past Performance

The Fund is relatively new and therefore does not have a full calendar year of performance history to report. When the Fund has returns for a full calendar year, this prospectus will include performance information which will provide some indication of the risks of investing in the Fund by showing the Fund’s performance and comparing that performance with a broad measure of market performance. The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Investment Manager – Poplar Forest Capital, LLC

Portfolio Manager – J. Dale Harvey. Mr. Harvey has served as portfolio manager to the Fund since February 13, 2017.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A, Class C and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

The Yorktown Funds

Section 2  |  ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives and Strategies of Each Fund

Yorktown Growth Fund (the “Growth Fund”)

Investment Objective: Growth of capital.

Principal Investment Strategies:

The Growth Fund invests in securities that, in the opinion of Yorktown Management & Research Company, Inc. (the “Adviser”), offer the opportunity for growth of capital.

The Growth Fund may invest in the common stock of U.S. and foreign issuers that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings, with a focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The Growth Fund can include stocks of any size, within any sector, and at times the Adviser may emphasize one or more particular sectors. The Growth Fund may also invest in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements, and securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies, that seek capital growth or appreciation by investing primarily in common stock or convertible securities. The Growth Fund may also invest in long-, intermediate- or short-term bonds and other fixed-income securities (or in Underlying Funds that invest primarily in such securities) whenever the Adviser believes that such securities offer a potential for capital appreciation, such as during periods of declining interest rates. In addition, the Growth Fund may invest in ETF’s (“ETF’s”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark. The Growth Fund may also invest in; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Growth Fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Fund’s size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, and ETF’s, the Growth Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities and specific sectors of the market.

The Fund’s Adviser will purchase issues for the Fund which it believes have capital growth potential due to factors such as:

∎	rapid growth in demand in existing markets;

∎	expansion into new markets;

∎	new product introductions;

∎	reduced competitive pressures;

∎	cost reduction programs;

∎	changes in management; and

∎	other fundamental changes which may result in improved earnings growth or increased asset values.

The Advisor may sell a security when:

(2)	the fundamentals of the company decline;

(3)	the security reaches a target price or price-to-earnings ratio; or

(4)	the Advisor determines to reallocate assets to a security with superior capital growth potential.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Growth Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it will not be pursuing its principal investment strategies and will not be seeking to achieve its investment objective.

Yorktown Capital Income Fund (the “Capital Income Fund”)

Investment Objective: High current income, as well as growth of capital and income.

Principal Investment Strategies:

The Capital Income Fund invests in securities that, in the Adviser’s opinion, offer the opportunity for high current income or growth of capital and income.

The Capital Income Fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private

The Yorktown Funds

placements; securities issued by Underlying Funds that seek to achieve an objective of total return by investing in income-producing equity securities (including dividend-paying common stocks and convertible securities), long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. Government securities, corporate bonds, commercial paper and preferred stocks); ETF’s; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. Attractive investments are securities that have been identified by the Adviser as trading below their current intrinsic value and that possess fundamental attributes that, in the Adviser’s opinion, indicate significant long term growth and income potential. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Capital Income Fund, such securities may include investments rated below investment grade, commonly known to as “junk bonds.” When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, and ETF’s , the Capital Income Fund may have significant exposure to foreign securities, high yield securities and equity-based, income producing securities.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Capital Income Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it will not be pursuing its principal investment strategies and will not be seeking to achieve its investment objective.

Yorktown Short Term Bond Fund (the “Short Term Bond Fund”)

Investment Objective: The Fund’s investment objective is to seek income consistent with the preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the Adviser’s opinion, offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Adviser exercises a flexible strategy in the selection of various types of debt (or fixed income) investments and is not limited by investment style, sector or asset class. The fund seeks to provide diversification by allocating the Fund’s investments among various areas of the fixed income markets.

The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):

∎	Corporate debt of U.S. and foreign issuers (including emerging market) that are denominated in U.S. Dollars

∎

Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund’s total assets)

∎	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises

∎	Bonds of foreign government issuers (including its agencies) payable in U.S. dollars

∎	Inflation linked investments

∎	Exchange traded funds with similar investment strategies and objectives

∎

Taxable municipal bonds and/or tax-exempt municipal bonds Although the Short Term Bond Fund invests primarily in investment-grade debt securities (as designated by S&P, Moody’s or Fitch) it may invest a portion of its net assets in securities rated below investment grade. Normally we would expect the majority of these investments to be rated in the top tier of below investment grade (i.e. BB designations by S&P). Additionally, the Fund may invest a portion of its net assets in any one or a combination of the following types of fixed income securities (but not limited to):

∎	Preferred stock, baby bonds

∎	High-yield debt securities (commonly referred to as ‘‘lower-rated’’ or ‘‘junk” bonds

∎	Senior loans, including bridge loans, assignments, and participations

∎	Non-rated securities for S&P, Moody’s or Fitch

∎

Convertible securities, including convertible bonds and preferred stocks The fund attempts to manage interest rate risk through its management of dollar-weighted average modified duration of the securities it holds in its portfolio. Under normal conditions, the Fund’s portfolio will have an average aggregate maturity of not more than three years. The Fund also attempts to manage risk through credit analysis with a focus on company assets, free cash flow, capital stack, earnings, economic prospects and debt structure. While not limited by these factors the goal of all investments is to provide a reasonable amount of income with the barbell of capital preservation and how they interact within the portfolio. To this end, the fund does not attempt to purchase securities with an attempt to quickly turnover those assets.

The Yorktown Funds

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Short Term Bond Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in up to 100% cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Yorktown Multi-Asset Income Fund (the “Income Fund”)

Investment Objective: Current income with limited credit risk.

Principal Investment Strategies:

The Income Fund invests in securities that, in the Adviser’s opinion, offer the opportunity for current income with limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; ETF’s; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may, in rare instances, include investments rated below investment grade, commonly known as “junk bonds.” When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

Credit Risk is always present in an income producing security. To manage such risk, the Adviser considers ratings, if any, the payment history of the security, the underlying strength of the issuer to determine the likelihood of continued payments, the overall levels of debt being serviced by the issuer, the future growth prospects for the issuer, and the possible effects of outside market forces.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, ETF’s, the Income Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund’s investment objective: when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it will not be pursuing its principal investment strategies and will not be seeking to achieve its investment objective.

Yorktown Master Allocation Fund (the “Master Allocation Fund”)

Investment Objective: Long term capital appreciation and current income.

Principal Investment Strategies:

Under normal conditions, Yorktown Management & Research Company (the “Adviser”) seeks to achieve the Fund’s investment objective by investing Fund assets in a variety of equity and debt securities. The Adviser invests Fund assets in the securities of other open-end mutual funds managed by the Adviser (each an “Yorktown Fund” and, collectively, the “Yorktown Funds”), but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective. The Fund seeks to gain exposure to additional asset class exposure through investments in the Yorktown Funds or other Underlying Funds (defined below). In seeking to take advantage of current or expected market conditions and/or to manage risk, the Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Fund, either directly or indirectly through investments in Underlying Funds, may purchase many types of securities, including, among others:

∎	Common stock of U.S. and foreign issuers and other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements;

The Yorktown Funds

∎

Securities issued by investment companies, such as open-end mutual funds (including the Yorktown Funds), exchange-traded funds, closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies (“Underlying Funds”);

∎

Long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. government securities, corporate bonds, and commercial paper), including investments rated below investment grade, commonly known as “junk bonds;”

∎

ETF’s, including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or benchmark (“ETF’s”);

∎	Real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate;

When investing in an Underlying Fund, the Adviser considers, among other things, the Underlying Fund’s past performance and its investment objectives and policies, the investment style, reputation and quality of its investment adviser and the Underlying Fund’s size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments through investments in Underlying Funds, and ETF’s, the Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities, high yield securities, equity-based, income producing securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund in a variety of circumstances, such as: when an investment no longer appears to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it will not be pursuing its principal investment strategies and will not be seeking to achieve its investment objective.

Yorktown Small Cap Fund (the “Small Cap Fund”)

Investment Objective – The Fund seeks to achieve long term capital appreciation.

Additional Investment Strategies:

The Fund seeks to achieve its investment objective, of long-term capital appreciation, by investing primarily in common stock of U.S. small cap value companies. Under normal market circumstances, the Fund invests at least 80% of its net assets in common stock of U.S. companies that were small cap companies at the time of purchase. Generally, U.S. companies are companies organized in the U.S. and that trade in U.S. securities markets. Additionally, if the Fund changes its 80% investment policy, the Fund will notify shareholders at least 60 days before the change, and will change the name of the Fund.

A portion of the Fund’s assets may be held in cash or cash-equivalent investments consisting of U.S. Government securities, money market funds, short-term instruments, commercial paper and other high quality money market instruments in response to either pending investment of cash balances, for liquidity purposes in anticipation of possible redemptions or for temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions. These securities typically offer less potential for gains than other types of securities, thus while the Fund is investing for temporary defensive purposes, it may not meet its investment objective.

Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, the Fund may temporarily hold cash or invest all or a portion of its assets in money market mutual funds or money market instruments, including repurchase agreements. During periods when the Fund takes a defensive position, it will not be pursuing its principal investment strategies and will not be seeking to achieve its investment objective.

Yorktown Mid Cap Fund (the “Mid Cap Fund)

Investment Objective – The Fund seeks to achieve long term capital appreciation.

Additional Investment Strategies

The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Investment Manager, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When the Fund is invested defensively, it may not meet its investment objective

Principal Investment Risks

All Funds

General Risks. There is a risk that you could lose all or a portion of your investment in a Fund. The value of your investment in a Fund will go up and down with the prices of the securities in which a Fund invests. There is no assurance that a Fund will meet its investment objective. For more information relating to the risks of investing in the Funds, please see the Trust’s Statement of Additional Information (“SAI”).

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Yorktown Funds

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. A Fund may experience a substantial or complete loss on an individual stock. At different times, a Fund’s performance may be especially subject to the performance of the specific industries and sectors that are selected by the Adviser. Some of a Fund’s portfolio securities may not be widely traded and a Fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult or impossible for a Fund to dispose of such securities at a desired time or price and the Fund may lose money as a result of any such sales.

Company Risk. A Fund may invest in securities that involve certain special circumstances (including bankruptcy) that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the Adviser will not properly assess the potential for an issuer’s future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although each Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by an Underlying Fund rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by an Underlying Fund are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

None of the Underlying Funds (except Yorktown Funds) are or will be affiliated with the Funds or their Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Funds and the Funds’ Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Some of the Underlying Funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage in investment practices that entail greater risks. In particular, the Underlying Funds may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Funds also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the Underlying Funds. You should recognize that you may invest directly in the Underlying Funds and that, by investing in the Underlying Funds indirectly through a Fund, you will bear not only your proportionate share of the expenses of a Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the Underlying Funds. When an Index Security or Enhanced Index Product is an investment company security, these risks also apply.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease or that when a Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk – Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Leverage Risk. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of a Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased.

Debt Security Risk. The values of debt securities held by a Fund are affected by rising and declining interest rates. In general, debt securities with longer -term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due. In addition, a Fund investing directly or indirectly in debt securities may be subject to the following risks:

Investment Grade Securities Risk. Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

“Junk Bonds” or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) (“junk bonds”) are speculative in nature, involve greater risk of

The Yorktown Funds

default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. A Fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Foreign Securities Risk. A Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid, more difficult to value and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Small-Cap Company Risk. A Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose a Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Privately Placed Securities Risk. Investments in privately placed securities involve a high degree of risk. The issuers of privately placed securities are not typically subject to the same regulatory requirements and oversight to which public issuers are subject, and there may be very little public information available about the issuers and their performance. In addition, because a Fund’s ability to sell these securities may be significantly restricted, they may be deemed illiquid and it may be more difficult for a Fund to sell them at an advantageous price and time. Because there is generally no ready public market for these securities, they may also be difficult to value and a Fund may need to determine a fair value for these holdings under policies approved by the Trust’s Board of Trustees (the “Board”).

Credit Liquidity and Volatility Risk. The markets for credit instruments have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have, in the past, led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in a variety of debt securities and significant and rapid value declines in certain instances. Under those kinds of conditions, valuation of some of the Funds’ fixed income securities could be uncertain and/or result in sudden and significant value declines in its holdings. In addition, future illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates.

The following additional risks apply to the Growth Fund and the Master Allocation Fund.

Growth Style Risk. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

The following additional risk applies to the Master Allocation Fund.

Non-Diversification Risk. The Master Allocation Fund is a non-diversified fund, which enables the Fund to invest in fewer issuers than if it were a diversified fund. Thus, the value of the Master Allocation Fund’s shares may vary more widely, and the Fund may be subject to greater investment and credit risk than if it invested more broadly.

The Yorktown Funds

Non-Principal Strategies and Risks

Portfolio Turnover.

The Funds, directly or indirectly, may engage in active and frequent trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

Underlying Funds.

Each Fund may invest in shares of the same Underlying Fund. However, the Funds collectively and their affiliates together are generally restricted as to the percentage of an Underlying Fund’s total outstanding voting shares they may own, unless the Underlying Fund has received an exemption from the U.S. Securities and Exchange Commission (the “SEC”) permitting, under certain conditions, investment companies such as the Funds and their affiliates to acquire an Underlying Fund’s voting shares in excess of such restrictions. The Trust has received an exemptive order from the SEC allowing each of its Funds to invest in Underlying Funds in excess of these limitations, subject to certain conditions and restrictions. Accordingly, to the extent that a Fund invests in Underlying Funds in excess of those limitations, the investment risk to the Fund of such investments will increase.

Portfolio Holdings Disclosure

A description of the policies and procedures employed by the Funds with respect to the disclosure of Fund portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”), dated May31, 2017.

Section 3  |  WHO MANAGES YOUR MONEY

This section gives you a detailed discussion of our investment adviser and Portfolio Managers

The Investment Adviser

Yorktown Management & Research Company, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501, serves as each Fund’s investment adviser. Services provided by the Adviser include the provision of a continuous investment program for each Fund and supervision of all matters relating to the operation of each Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

The Adviser has served as the investment adviser to each Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. David D. Basten, Michael S. Dixon, David M. Basten and Brentz East serve as Portfolio Managers to the Funds and are responsible for the day-to-day management of each Fund’s portfolio.

For its services, the Adviser receives a monthly fee from each Fund, calculated at an annual rate of the average daily net assets for each Fund. For the fiscal year ended January 31, 2017, the Funds paid the following fees to the Adviser as a percentage of average daily net assets:

Fund	Fee
Growth Fund	1.00%
Capital Income Fund	0.60%
Short Term Bond Fund	0.70%
Income Fund	0.40%
Master Allocation Fund	0.30%	(1)
Small Cap Fund	0.90%
Mid Cap Fund	1.15%

(1) For its services relating to the Yorktown Master Allocation Fund, the Adviser receives a management fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Yorktown Master Allocation Fund. The management fee has two components: (i) a fee on Yorktown Fund Assets and (ii) a fee on Other Assets. The advisory fee for Yorktown Fund Assets is 0.30% of the average daily Yorktown Fund Assets of the Yorktown Master Allocation Fund. The fee for Other Assets is 1.00% of the average daily Other Assets of the Yorktown Master Allocation Fund.

Pursuant to an Accounting and Pricing Services Agreement (the “Accounting Agreement”), the Adviser also acts as the accounting services agent to the Funds. As the accounting services agent to the Funds, the Adviser maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds’ business. For its services as accounting agent, the Adviser receives an asset-based fee, computed daily and paid monthly of the average daily net assets of each Fund, and a minimum fee plus out-of-pocket expenses. For more information, see “Other Service Providers” in the Statement of Additional Information (“SAI”).

The Yorktown Funds

The Investment Managers

Vericimetry Advisors, LLC

Vericimetry Advisors LLC is the investment manager for the Yorktown Small Cap Fund. Pursuant to a sub-investment advisory agreement with Vericimetry and the Adviser on behalf of the Fund, and subject to the supervision of the Adviser and the oversight of Board, the Investment Manager is responsible for selecting the Fund’s investments, providing investment research and providing a continuous investment program for the Fund. Vericimetry is responsible for making investment decisions with respect to the Fund’s assets, selecting broker-dealers to execute portfolio transactions on behalf of the Fund, and monitoring and ensuring consistency with the Fund’s investment strategies and policies, subject to the supervision of the Adviser and the oversight of the Board. Vericimetry is a Delaware limited liability company with its principal business address at 1968 N. Lake Avenue, # 303, Altadena, CA 91001. Vericimetry was founded in 2011 and as of December 31, 2015, had approximately $207 million in assets under management.

Vericimetry Advisors, LLC is controlled by Dr. Glenn S. Freed and Dr. Mendel Fygenson. Dr. Fygenson currently serves as the CIO and as a Portfolio Manager at Vericimetry. He oversees the Model Portfolio, the Trading Factors and is responsible to the day-to-day management of the Fund’s holdings. Dr. Freed is Co-Chief Executive Officer and an Elected Manager of Vericimetry. Dr. Freed is the Fund’s administrator. Dr. Fygenson is also the Co-Chief Executive Officer and an Elected Manager of Vericimetry. Dr. Fygensen has been the Fund’s portfolio manager since the Fund’s inception in March, 2016.

Poplar Forest Capital, LLC

Poplar Forest Capital, LLC (“Poplar”), located at 70 South Lake Avenue, Suite 930, Pasadena, California 91101, is the Investment Manager to the Yorktown Mid Cap Fund. Poplar is an SEC-registered investment advisory firm formed in 2007. Poplar provides investment management services to institutions, individuals, high net worth individuals, charitable organizations and other pooled investment vehicles. Poplar serves as investment adviser to Poplar Forest Outliers Fund which has similar investment objective and strategies to the Fund. Mr. J. Dale Harvey owns 78.6% of Poplar and is therefore, a control person of Poplar. As of December 31, 2016, Poplar managed approximately $1.6 billion in assets.

Poplar, subject to the oversight of the Board and the Adviser, will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Fund. Poplar will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. Poplar will provide the services under the Sub-Advisory Agreement in accordance with the Fund’s investment objectives, policies and restrictions as stated in the Fund’s Prospectus and SAI and such compliance policies and procedures as the Adviser or Trust may provide to Poplar in writing from time to time.

The Portfolio Managers

All Funds except the Small Cap and Mid Cap Funds

Mr. David D. Basten is the Adviser’s Chief Investment Officer and a portfolio manager for the Trust, having served in that capacity since commencement of each Fund’s operations. Mr. David D. Basten is President and Director of the Adviser, Managing Partner of Waimed Enterprises, LLC and partner of Downtown Enterprises.

Mr. David M. Basten has served as portfolio manager since 2005 and prior to that held various positions at the Adviser, including as a securities analyst.

Mrs. Brentz East has served as portfolio manager since 2011 and prior to that held various positions at the Adviser, including as a securities analyst.

Mr. Michael Dixon has served as portfolio manager since 2012 and prior to that was an account manager with the firm Flippin, Bruce, & Porter, Inc., from May, 2002 to 2012. Mr. Dixon has over fifteen years of experience in the financial services industry.

Small Cap Fund

Dr. Mendel Fygensen, CEO and Chief Investment Officer of Vericimetry, is the portfolio manager responsible for the day-to-day management of the Small Cap Fund’s investment portfolio. Dr. Fygenson holds a Ph.D. in Biostatistics from the University of Michigan and a M.A. in Statistics from SUNY Buffalo. He earned his B.S. summa cum laude in Statistics and B.A. summa cum laude in Philosophy from Haifa University, Israel. Dr. Fygenson is a Data Scientist specializing in advanced analytical methods. He has more than 20 years of experience creating targeting/trading strategies, predictive models and data structure algorithms for the digital media and investment industries. Since 1996, he has been a professor of Data Sciences and Operations at the Marshall School of Business at USC. Dr. Fygenson’s research has been published in leading scientific journals; he has given numerous invited talks around the world and has served multiple times as an expert panelist for the National Science Foundation in the Mathematics and the Social Sciences divisions.

Mid Cap Fund

Mr. J. Dale Harvey, CEO and Chief Investment Officer of Poplar, is the portfolio manager responsible for the day-to-day management of the Mid Cap Fund’s investment portfolio. Prior to founding Poplar Forest Capital in 2007, from 1991 to 2007, Mr. Harvey served as a portfolio counselor and investment analyst at Capital Group Companies. In his role with Capital Group Companies, Mr. Harvey served as President and Director (2005 to 2007) and portfolio counselor (2000 to 2007) for the American Mutual Fund; as President (2003 to 2005) and portfolio counselor (1997 to 2005) for the American Balanced Fund; as portfolio counselor (1997 to 2007) for the Washington Mutual Investors Fund; as portfolio counselor (2005 to 2007) for the Investment Company of America Fund; and as portfolio counselor (2003 to 2007) for the SmallCap World Fund.

A discussion of the basis for the March 29, 2017 decision of the Board to approve the investment advisory agreements with the Adviser is available in the Trust’s Statement of Additional Information, dated May 31, 2017 and the Semi-Annual Report to Shareholders, dated July 30, 2017.

The Yorktown Funds

Section 4  |  HOW YOU CAN BUY AND SELL SHARES

This section provides the information you need to move money into or out of your account

What Share Classes We Offer

Share Class Alternatives. Each Fund offers investors three different classes of shares, Class A Shares, Class L Shares, or Institutional Class Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest and are eligible. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Sales Charges — Class A Shares

Class A Shares of the Funds are sold at the offering price, which is the net asset value plus an initial maximum sales charge. Sales charges for all funds except the Short Term Bond Fund are set forth below:

Sales Charge as a % of
Investment	Offering Price	Net Amount Invested	Dealer Commission as a % of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.60%
$750,000 but less than $1 million	1.50%	1.53%	1.20%

Class A Sales charges applicable to the Short Term Bond Fund are:

Sales Charge as a % of
Investment	Offering Price	Net Amount Invested	Dealer Commission as a % of offering price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.26%	1.00%
$500,000 and above	0.00%	0.00%	0.00%

Finders Fee

For all Funds except the Short Term Bond Fund, the Distributor, from its own resources and not as a sales load deducted from the value of the shares purchased, may pay authorized dealers a commission advance on purchases of Class A shares over $1 million calculated as follows:

$1 million but less than $5 million	0.50%
Greater than $5 million	0.25%

For the Short Term Bond Fund, the Distributor, from its own resources and not as a sales load deducted from the value of the shares purchased, may pay authorized dealers a commission advance on purchases of Class A shares over $500,000 calculated as follows:

$500,000 but less than $5 million	0.50%
Greater than $5 million	0.25%

Contingent Deferred Sales Charge (“CDSC”)

For large purchases of Class A shares where a commission advance has been paid to the selling dealer, a CDSC of 1.00% will be charged to the shares if they are redeemed during the first 18 months after purchase. The CDSC generally applicable to redemptions of large-scale purchases of Class A shares made within 18 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.

The Funds reserve the right to waive the sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Board has approved this waiver.

No sales charge is imposed on Class A Shares received from reinvestment of dividends or capital gain dividends, or purchased by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of Class A Shares” below).

Sales Charges — Class L Shares

Class L Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. Class L Shares are subject to a 12b-1 Distribution and Service Fee as described later in this Prospectus.

Sales Charges — Institutional Class Shares

Institutional Class Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund.

The Yorktown Funds

How To Reduce Your Sales Charge

Class A Shares Quantity Discounts

Investors purchasing Class A Shares may, under certain circumstances described below, be entitled to pay reduced or no sales charges. A person eligible for a reduced sales charge includes an individual, his or her spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account, or a “company” as defined in Section 2(a)(8) of the 1940 Act.

As used herein, “Participating Funds” refers to investment companies advised by the Adviser as determined from time to time by the Board.

Investors must notify the Funds or their authorized dealer at the time of the purchase order whenever a quantity discount is applicable to purchases and may be required to provide the Funds, or their authorized dealer, with certain information or records to verify eligibility for a quantity discount. Such information or records may include account statements or other records for shares of the Funds or other Participating Funds in all accounts (e.g., retirement accounts) of the investor and other eligible persons, as described above, which may include accounts held at the Funds or at other authorized dealers. Upon such notification, an investor will pay the lowest applicable sales charge. Shareholders should retain any records necessary to substantiate the purchase price of the shares, as the Funds and authorized dealers may not retain this information.

Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact the Funds, their authorized dealer or the Distributor.

Volume Discounts. The size of investment shown in the Class A Shares sales charge table applies to the total dollar amount being invested by any person in shares of the Funds, or in any combination of shares of the Funds and shares of other Participating Funds, although other Participating Funds may have different sales charges.

Cumulative Purchase Discount. The size of investment shown in the Class A Shares sales charge table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds currently owned.

Letter of Intent. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period to determine the sales charge as outlined in the Class A Shares sales charge table. The size of investment shown in the Class A Shares sales charge table includes purchases of shares of the Participating Funds in Class A Shares over a 13-month period based on the total amount of intended purchases plus the current offering price of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The Letter of Intent does not preclude a Fund (or any other Participating Fund) from discontinuing the sale of its shares. The initial purchase must be for an amount equal to at least 5% of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day backdating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower sales charge. Such adjustment in sales charge will be used to purchase additional shares. The Fund initially will escrow shares totaling 5% of the dollar amount of the Letter of Intent to be held by Shareholder Services in the name of the shareholder. In the event the Letter of Intent goal is not achieved within the specified period, the investor must pay the difference between the sales charge applicable to the purchases made and the reduced sales charge previously paid. Such payments may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain the difference.

Front-End Sales Charges and CDSC Waiver

Class A Shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

∎	Clients of a financial intermediary that have entered into an agreement with the Distributor and have been approved by the Distributor to offer fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

∎	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

∎	All of employees of financial intermediaries under arrangements with the Distributor (this also applies to spouses and minor children under the age of 21 of those mentioned);

∎	Fund Trustees, former Trustees, employees of affiliates of the Yorktown Funds and other individuals who are affiliated with any Yorktown Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

∎	Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

∎	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

∎	Clients of an adviser or subadviser to any Yorktown Fund with investments of $25,000 or more in the Yorktown Funds; and

∎	Investments of $5 million or more in Yorktown Funds by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the appropriate Fund of your eligibility at the time of purchase. Due to operational limitations at your financial intermediary, a sales charge or a CDSC may be assessed; please consult your financial representative.

The Yorktown Funds

Repurchase of Class A Shares

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire Class A Shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. To exercise this privilege, the Trust must receive your purchase order within 180 days of your redemption. In addition, you must notify Shareholder Services when you send in your purchase order that you are repurchasing shares. The Fund reserves the right to modify or terminate this arrangement at any time.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 544-6060, or Shareholder Services at (888) 933-8274. All account information is subject to acceptance and verification by the Funds’ Distributor.

Clear and prominent information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through the Trust’s web site at www.apifunds.com, which provides links to the prospectus and SAI containing the relevant information. You may also call the Trust at (800) 544-6060 or Shareholder Services at (888) 933-8274 for this information. All account information is subject to acceptance and verification by the Fund’s Distributor.

The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of a Fund when, in the judgment of the Trust’s management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Trust until it has been confirmed in writing by the Trust and payment has been received.

How To Buy Shares

You may obtain application forms for the purchase of Class A, Class L, or Institutional Class Shares of the Funds by contacting the shareholder services department (“Shareholder Services”) of Ultimus Asset Services, LLC (the “Transfer Agent”), the Funds’ transfer agent, at the address or telephone number shown below.

Regular Mail:

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

Overnight Mail:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Phone:

(888) 933-8274

Shares are sold at their offering price, which is based upon the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services, plus any applicable sales charge.

The minimum initial investment in each Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100.

Investment minimums for the Institutional Share Class purchased in a Fee Based Account, through an advisor, are $1,000 minimum initial investment or $100 minimum investment on a monthly basis. The minimum initial investment in each Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000, unless otherwise waived as described below.

An exception to these minimums is granted for investments made pursuant to special plans or if approved by the Distributor. The Adviser may also approve waivers of the minimum purchase amount if, in its opinion, to do so would be in the best interests of a Fund’s shareholders. If you purchase Shares of a Fund from certain broker-dealers, banks or other authorized third parties, Shareholder Services will be deemed to have received your purchase order when that third party has received your order. The Trust and the Distributor reserve the right to reject any purchase order and to discontinue offering Shares of a Fund for purchase.

Additional Investments. You may purchase additional Shares of a Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

∎	your name;

∎	the name on your account(s);

∎	your account number(s);

∎	the name of the Fund; and

∎	a check made payable to the applicable Fund

Checks should be sent to the applicable Fund at the address listed under the heading “How to Invest” (above) in this prospectus. To send a bank wire, call Shareholder Services at (888) 933-8274 to obtain instructions.

Automatic Investment Plan. You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Customer Identification and Verification. In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. This information will be verified to ensure the identity of all persons opening a mutual fund account. The Trust is required by law to reject your new account application if the required identifying information is not provided. Please contact Shareholder Services at (888) 933-8274 if you need additional assistance when completing your account application.

The Yorktown Funds

In certain instances, the Trust is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Trust, your application will be rejected. Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the next-determined NAV. However, the Trust reserves the right to close your account at the next-determined NAV if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Trust. If the Trust is unable to verify your identity, the Trust reserves the right to liquidate your account at the next-determined NAV and remit proceeds to you via check. The Trust reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program. Customer identification and verification is part of the Trust’s overall obligation to deter money laundering under federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Trust from being used for money laundering or the financing of terrorist activities. In this regard, if the Trust is unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may delay opening your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account without further notice and return to you the value of your shares at the next calculated net asset value. The Trust has appointed an officer of Unified Financial Securities, Inc., the Trust’s principal underwriter, to serve as AML Officer and to oversee the implementation of the Trust’s Anti-Money Laundering Compliance Program.

Investing by Wire. Once you have completed an application and the Transfer Agent has verified certain information on your account application form, you may purchase Class A Shares of a Fund by requesting your bank to wire funds directly to the Transfer Agent. To invest by wire please call Shareholder Services at (888) 933-8274 for instructions. Your bank may charge you a fee for this service. Be sure to include your name and account number in the wire instructions that you provide your bank. Once your account is opened, you may make additional investments using the wire procedure described above.

Investing by Mail. For initial purchases, the account application should be completed, signed and mailed to the Transfer Agent, together with your check payable to the applicable Fund. Please be sure to specify the class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and tax identification number(s).

Right of Refusal. The Trust may reject or cancel any purchase orders, including exchanges, for any reason.

Other Purchase Information. Each Fund may limit the amount of purchase and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in such Fund. Checks must be made payable to the Fund in which you wish to invest. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How To Sell Shares

You may sell your Class A, Class L, or Institutional Class Shares in three different ways:

∎	by mailing a written redemption request for a check or wire representing the redemption proceeds to Shareholder Services;

∎

by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $50,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); or

∎	by making a telephone request for redemption proceeds to be wired to a predesignated bank.

Redemptions by Mail. A written request for redemption must include the name of the Fund, the class of shares, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon timely receipt by Shareholder Services of a redemption request in “good order,” as described below, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $50,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed by a member of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc.’s Medallion Signature Program (MSP). Signature guarantees from a notary public are not acceptable. Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request.

Telephone Redemptions. To redeem shares by telephone, call Shareholder Services directly at (888) 933-8274. Telephone redemptions are not available for retirement plans other than individual retirement accounts. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check payable to the shareholder mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $50,000, or by having a wire sent to a previously designated bank account.

The Yorktown Funds

Telephone redemptions by check are available to all shareholders of the Funds automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Funds cannot accept the request and a new request will be necessary. Shareholders may avoid the possibility of having to re-submit a redemption request by using any other regular means of request described in this prospectus.

Wire Redemptions. Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out and submitting in advance the appropriate form that is available from Shareholder Services.

Other Information. Proceeds resulting from a redemption request normally will be mailed to you or wired to your bank the next business day after receipt of a request in “good order,” as defined under “Exchange Privileges,” below. The Funds, however, may delay sending redemption proceeds for up to seven days. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, you may experience additional delays in receiving redemption proceeds. A Fund generally will postpone sending redemption proceeds from an investment made by check until the Trust can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier’s check or certified check. If checks representing redemption proceeds are returned “undeliverable” or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Funds at the NAV per share determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Shareholder Services.

A Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed other than weekends or holidays, when trading on the NYSE is restricted (as determined by the SEC), during an emergency (as determined by the SEC) that makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Section 5  |  GENERAL INFORMATION

This section summarizes the Funds’ distribution policies and other general Fund information

Dividends, Distributions And Taxes

Dividends and Other Distributions. Each Fund declares and pays dividends from its net investment income (including dividends from Underlying Funds) and distributes any net capital gains realized from the sale of its portfolio securities (including shares of Underlying Funds) at least annually. Unless the Trust receives written instructions to the contrary from a shareholder before the record date for a distribution, the shareholder will receive that distribution in additional Fund shares of the distributing class at their NAV on the reinvestment date.

Taxation of Shareholders. Dividends and other distributions by a Fund to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans), are taxable to them regardless of whether the distributions are received in cash or reinvested in additional Fund shares. Dividends from a Fund’s investment company taxable income (generally consisting of net investment income, plus the excess of net short-term capital gain over net long-term capital loss) generally are taxable as ordinary income (except as mentioned below), whereas distributions of a Fund’s net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder held its shares.

A Fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions, including dividends from any Underlying Fund attributable to dividends from such corporations with respect to which the Underlying Fund satisfies those restrictions) (“QDI”) generally are subject to federal income tax at the rates applicable to net long-term capital gain, including a 20% maximum rate, for individual shareholders who satisfy those restrictions with respect to their shares on which the Fund dividends were paid. If a Fund’s QDI is at least 95% of its gross income (as specially computed), the entire dividend will qualify for that treatment. A portion of a Fund’s dividends — not exceeding the aggregate dividends it receives from domestic corporations only — also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions to you of a Fund’s net capital gain, including gain it realizes on the redemption of any Underlying Fund’s shares it held for more than one year and distributions from any Underlying Fund of the latter’s net capital gain, also are subject to a 20% maximum federal income tax rate for individual shareholders.

The portion of the dividends the Income Fund pays that are attributable to interest earned on its investments that are direct U.S. Government obligations generally are not subject to state and local income taxes. Each Fund advises its shareholders of the tax status of distributions following the end of each calendar year.

The Yorktown Funds

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares. An exchange of a Fund’s shares for shares of another Fund will have similar tax consequences. Capital gain recognized on a redemption or exchange of Fund shares held for more than one year will be long-term capital gain and will be subject to federal income tax, for an individual shareholder, at the maximum 20% rate mentioned above.

The foregoing only summarizes some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a further discussion. Because other federal, state, or local tax considerations may apply, investors are urged to consult their tax advisors.

Net Asset Value

The offering price of each Fund’s Shares is based upon the Fund’s net asset value (“NAV”) per share, plus any applicable sales charges. NAV per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open. The NAV per share is computed by adding the total value of a Fund’s investments and other assets (including dividends accrued but not yet collected) attributable to a Fund’s Class A, Institutional Class or Class L Shares, subtracting any liabilities (including accrued expenses) attributable to a Fund’s Class A, Institutional Class or Class L Shares, and then dividing by the total number of the applicable class’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Shares of open-end Underlying Funds are valued at their respective NAV under the 1940 Act. The Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees of the Underlying Fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost to value their securities or penny-rounding methods to compute their price per share. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are priced at an evaluated mean of the last bid and asked prices available prior to valuation. Other securities traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable or unreliable, at fair value as determined in good faith by or under the direction of the Board. Debt securities having 60 days or less remaining to maturity generally are valued at their amortized cost.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV of Fund shares is determined, such as foreign securities trading on foreign exchanges that close before the time the NAV of Fund shares is determined, may be reflected in the Trust’s calculations of net asset values for certain Funds when the Trust deems that the event or circumstance would materially affect such Fund’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that each Fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by those traders.

If a security or securities that a Fund owns are traded after the NYSE is closed (for example, on an after-hours market) the value of the Fund’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Fund’s assets may not occur on days when the Fund is open for business.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Funds have adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

Frequent Trading

The Funds are intended to be used as long-term investments. The Trust discourages frequent purchases, redemptions or exchanges of Fund shares and does not accommodate such trading. “Market-timers” who engage in frequent purchases, redemptions or exchanges over a short period of time can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders of a Fund. The

The Yorktown Funds

Board has adopted policies and procedures to detect and prevent frequent purchases, redemptions or exchanges of Fund shares by shareholders, and seeks to apply these policies and procedures to all shareholders. Although such policies and procedures may not be successful in detecting or preventing excessive short-term trading in all circumstances, the Trust’s policies and procedures provide that each of the Funds may temporarily suspend or terminate purchase, redemption or exchange transactions by any investors, potential investors, groups of investors or shareholders who engage in short-term trading activity that may be disruptive to the Trust or any of its Funds. It may be difficult to identify whether particular orders placed through banks, broker-dealers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise disruptive to the Funds when such trading activity takes place at the level of omnibus accounts established in the Trust’s name by such financial intermediaries. Accordingly, the Trust’s policies and procedures seek to consider all trades placed in a combined order through an omnibus account by a financial intermediary as part of a group to determine whether such trades may be rejected in whole or in part.

The Funds or the Underlying Funds may invest in foreign securities, and may be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in foreign markets may present time zone arbitrage opportunities when events affecting portfolio securities’ values occur after the close of the foreign markets but prior to the close of the U.S. markets. The Funds and the Underlying Funds have adopted policies and procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect their fair value as of the valuation time. To the extent that the Funds or the Underlying Funds do not accurately value foreign securities as of the Fund’s valuation time, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders. The Funds or the Underlying Funds may invest in small capitalization equity securities. Because such securities may be infrequently traded, short-term traders may seek to trade shares of the Funds in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any successful price arbitrage also may cause dilution in the value of the shares of the Funds held by other shareholders.

Acquired Fund Fees And Expenses

An SEC rule adopted in 2006, requires the Trust to report total expense ratios in its prospectus fee tables that account for both the expenses that a Fund pays directly out of its assets (sometimes called “direct expenses”), and the expense ratios of the underlying funds (including business development companies (BDCs)) in which the Fund invests (often called “acquired fund fees” or “indirect expenses”). The disclosure of the Fund’s indirect expenses in the Fund’s fee table is contained in the acquired fund fees and expenses (AFFEs) line item. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a Fund that invests in other funds, which have their own expenses that may be as high, or higher, than the acquiring Fund’s expenses.

Direct Fund Expenses: Expenses and fees such as management fees and custody fees typically accrue daily and are paid monthly. These expenses are borne directly by the Fund and reduce the Fund’s net assets, thus detracting from total return.

Indirect Fund Expenses: AFFEs are not accrued daily, nor are they paid directly from the Fund’s net assets. They reflect the Fund’s pro rata share of fees and expenses incurred by investing in acquired funds. AFFEs are reflected in the prices of the acquired funds, and thus are included in the total returns of the Fund.

Are AFFE reflected in a Fund’s financial statements?

No. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements or the Fund’s financial highlights included in the Fund’s reports to shareholders.

Distribution And Service Plans

The Adviser or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash payments to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Adviser or Distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold.

Rule 12b-1 Fees

The Board has adopted a Plan of Distribution for each Fund’s Class L Shares and Class A Shares of three Funds (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of Class L Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each Fund is computed on an annualized basis reflecting the average daily net assets of a class, equal to 1.00% for Class L Share expenses. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a Class L Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan also covers the Class A Shares of the Income Fund, Capital Income Fund, and Master Allocation Fund. Pursuant to the 12b-1 Plan, those three Funds may finance from the assets of their Class A Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by the Funds is computed on an annualized basis reflecting the average daily net assets of a class, equal to a maximum of 0.50% for Class A Share expenses. Because these fees are paid out of a Class A Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Funds may voluntarily reduce the rate of 12b-1 fees charged from time to time.

In addition to paying fees under the 12b-1 Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser or

The Yorktown Funds

Distributor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Payments to Financial Intermediaries

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with making shares of the Funds available to their customers or registered representatives, including costs for providing a Fund with “shelf space” and/or placing a Fund on a preferred or recommended fund list. For purposes of this discussion, “Financial Intermediaries” include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a similar arrangement with the Funds and/or their affiliates. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and are not paid by the Funds. These arrangements may apply to any or all shares, including shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to Financial Intermediaries. For more information please see “Payments to Financial Intermediaries” in the Fund’s SAI.

The level of payments to individual Financial Intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the assets of the Funds that are attributable to investments by customers of the Financial Intermediary or the quality of the Financial Intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the Financial Intermediaries from other mutual funds and may influence a Financial Intermediary to recommend or offer certain funds or share classes over other investment alternatives. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value or price of a Fund’s shares.

The Adviser and/or its affiliates currently have “revenue sharing” arrangements with several Financial Intermediaries.

Please contact your Financial Intermediary for information about any payments it may receive in connection with the sale of Fund shares, as well as information about any fees and/or commissions it charges.

General Information

Small Account Fees

Due to the relatively higher cost of maintaining small accounts, the Funds may deduct $25 per year from your account if your account has a value of less than $500 or may redeem the shares in your account if your account has a value of less than $25. If a Fund elects to redeem such shares, it will notify you of its intention to do so, and provide you with the opportunity to increase the amount invested to $500 or more within 30 days of notice. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Fund will not close your account if it falls below the required minimum solely because of a market decline. The Fund reserves the right to waive this fee or redemption requirement.

The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that a Fund send these documents to each shareholder individually by calling Shareholder Services at (888) 933-8274.

Systematic Investment Plan

You may purchase Fund shares through a Systematic Investment Plan. Under the Plan, your bank checking account will automatically be debited monthly or quarterly in an amount equal to at least $100 (subject to the minimum initial investment of $1,000). You may elect to participate in the Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

Systematic Withdrawal Plan

If you have made an initial investment of at least $10,000 in any of the Funds, or have otherwise accumulated shares valued at no less than $10,000, you are eligible to sell shares through a Systematic Withdrawal Plan. If so eligible, you may arrange for fixed withdrawal payments (minimum payment — $100; maximum payment — 1% per month or 3% per quarter of the total net asset value of Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments will be made to you or to the beneficiaries designated by you. You are not eligible to sell shares through a Systematic Withdrawal Plan if you are making regular purchase payments pursuant to the Systematic Investment Plan. You may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

Exchange Privileges

You may exchange Shares of any Fund for the identical Class Shares of any other Fund. If you exchange Class A Shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange Class A Shares into a Fund with the same, lower or no sales charge there is no sales charge for the exchange. Additionally, the amount of your exchange must meet any initial or subsequent purchase minimums applicable to the Fund into which you are making the exchange.

You may also exchange your Fund shares into the Federated Prime Cash Obligations Fund , which is an unaffiliated, separately managed, money market mutual fund. There is no sales charge for the exchange. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Prime Cash Obligations Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form.

The Yorktown Funds

You may place exchange orders in writing with Shareholder Services, or by telephone, if a written authorization for telephone exchanges is on file with Shareholder Services. All permitted exchanges will be effected based on the NAV per share of each Fund that is next computed after receipt by Shareholder Services of the exchange request in “good order.” An exchange request is considered in “good order” only if the dollar amount or number of shares to be purchased is indicated and the written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account. Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request.

The exchange privilege may be modified or terminated at any time upon 60 days’ written notice to shareholders. Before making any exchange, you should contact Shareholder Services or your broker to obtain more information about exchanges. For tax purposes, an exchange is treated as a redemption of one Fund’s shares and a subsequent purchase of the other Fund’s shares. Any capital gain or loss on the exchanged shares should be reported for income tax purposes. The price of the acquired shares will be their cost basis for those purposes.

The Board of Trustees of the Trust has approved a Code of Ethics (the “Code”) for the Funds and Advisor. The Funds’ Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Funds have filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Cost Basis

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Trust has chosen the average cost method as its standing (default) cost basis method for all shareholders. Under this method, the Funds will average the cost of all shares held by a shareholder for tax reporting purposes. Each shareholder has the option to elect a different cost basis method by notifying the Fund in writing. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Privacy Policy

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information The Fund Collects. The Fund collects the following nonpublic personal information about you:

∎	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

∎	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information The Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality And Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Yorktown Funds

Section  6  | FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or inception date, as applicable). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, dated January 31, 2017, which is available upon request.

Yorktown Growth Fund

Financial Highlights

Class A Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$13.11	$14.35	$13.99	$11.50	$9.82
Income from investment operations
Net investment income (loss)(1)(2)	(0.02)	0.03	(0.02)	(0.05)	—
Net realized and unrealized gain (loss) on investments	2.23	(0.88)	0.38	2.54	1.68
Total income (loss) from investment operations	2.21	(0.85)	0.36	2.49	1.68
Distributions
From net realized gain on security transactions	(0.14)	(0.39)
Total distributions	(0.14)	(0.39)
Net asset value, end of year	$15.18	$13.11	$14.35	$13.99	$11.50
Total Return	16.88%	(6.18)%	2.57%	21.65%	17.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,070	$27,046	$29,343	$27,745	$16,671
Ratio of expenses to average net assets(3)	1.44%	1.38%	1.38%	1.45%	1.51%
Ratio of net investment income (loss) to average net assets(3)	(0.11)%	0.21%	(0.15)%	(0.38)%	0.00%
Portfolio turnover rate	37%	47%	60%	50%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Growth Fund

Financial Highlights, Cont’d

Class L Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$11.49	$12.75	$12.55	$10.42	$8.99
Income from investment operations
Net investment income (loss)(1)(2)	(0.14)	(0.10)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	1.94	(0.77)	0.35	2.29	1.52
Total income (loss) from investment operations	1.80	(0.87)	0.20	2.13	1.43
Distributions
From net realized gain on security transactions	(0.14)	(0.39)
Total distributions	(0.14)	(0.39)
Net asset value, end of year	$13.15	$11.49	$12.75	$12.55	$10.42
Total Return	15.69%	(7.12)%	1.59%	20.44%	15.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,852	$28,196	$34,911	$33,954	$24,773
Ratio of expenses to average net assets(3)	2.44%	2.38%	2.38%	2.45%	2.51%
Ratio of net investment income (loss) to average net assets(3)	(1.11)%	(0.79)%	(1.15)%	(1.38)%	(1.00)%
Portfolio turnover rate	37%	47%	60%	50%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The Yorktown Funds

Yorktown Growth Fund

Financial Highlights, Cont’d

Institutional Class Shares

	For Year Ended Jan. 31,			For the Period Ended
	2017	2016	2015	Jan. 31, 2014*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.75	$15.03	$14.65	$13.00
Income from investment operations
Net investment income (loss)(1)(2)	(0.02)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	2.34	(0.92)	0.40	1.69
Total income (loss) from investment operations	2.32	(0.89)	0.38	1.65
Distributions
From net realized gain on security transactions	(0.14)	(0.39)
Total distributions	(0.14)	(0.39)
Net asset value, end of year/period	$15.93	$13.75	$15.03	$14.65
Total Return	16.89%	(6.17)%	2.59%	12.69%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,194	$11,451	$7,744	$4,216
Ratio of expenses to average net assets(5)	1.44%	1.38%	1.38%	1.45%(4)
Ratio of net investment income (loss) to average net assets(5)	(0.11)%	0.21%	(0.15)%	(0.38)%(4)
Portfolio turnover rate	37%	47%	60%	50%(3)

*	Commencement of operations was June 1, 2013

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Capital Income Fund

Financial Highlights

Institutional Class Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$39.58	$45.22	$44.24	$41.15	$37.35
Income from investment operations
Net investment income (loss)(1)(2)	0.87	1.21	1.28	1.19	1.01
Net realized and unrealized gain (loss) on investments	5.21	(4.00)	1.24	3.35	3.64
Total income (loss) from investment operations	6.08	(2.79)	2.52	4.54	4.65
Distributions
From net investment income	(0.99)	(1.11)	(1.07)	(1.18)	(0.85)
From net realized gain on security transactions	(1.15)	(1.74)	(0.47)	(0.27)	—
Total distributions	(2.14)	(2.85)	(1.54)	(1.45)	(0.85)
Net asset value, end of year	$43.52	$39.58	$45.22	$44.24	$41.15
Total Return	15.58%	(6.52)%	5.63%	11.09%	12.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,788	$18,374	$19,971	$19,541	$14,231
Ratio of expenses to average net assets(3)	1.27%	1.16%	1.11%	1.24%	1.38%
Ratio of net investment income (loss) to average net assets(3)	2.04%	2.73%	2.74%	2.73%	2.63%
Portfolio turnover rate	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The Yorktown Funds

Yorktown Capital Income Fund

Financial Highlights, Cont’d

Class L Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$37.70	$43.23	$42.40	$39.54	$35.96
Income from investment operations
Net investment income (loss)(1)(2)	0.42	0.74	0.78	0.72	0.60
Net realized and unrealized gain (loss) on investments	4.96	(3.82)	1.19	3.22	3.49
Total income (loss) from investment operations	5.38	(3.08)	1.97	3.94	4.09
Distributions
From net investment income	(0.62)	(0.71)	(0.67)	(0.81)	(0.51)
From net realized gain on security transactions	(1.15)	(1.74)	(0.47)	(0.27)	—
Total distributions	(1.77)	(2.45)	(1.14)	(1.08)	(0.51)
Net asset value, end of year	$41.31	$37.70	$43.23	$42.40	$39.54
Total Return	14.42%	(7.45)%	4.59%	9.98%	11.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,469	$9,364	$12,206	$10,417	$8,482
Ratio of expenses to average net assets(3)	2.27%	2.16%	2.11%	2.24%	2.38%
Ratio of net investment income (loss) to average net assets(3)	1.04%	1.73%	1.74%	1.73%	1.63%
Portfolio turnover rate	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Capital Income Fund

Financial Highlights, Cont’d

Class A Shares

	For the Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$38.80	$44.41	$43.49	$40.51	$36.79
Income from investment operations
Net investment income (loss)(1)(2)	0.64	0.97	1.03	0.95	0.80
Net realized and unrealized gain (loss) on investments	5.13	(3.93)	1.23	3.29	3.59
Total income (loss) from investment operations	5.77	(2.96)	2.26	4.24	4.39
Distributions
From net investment income	(0.79)	(0.91)	(0.87)	(0.99)	(0.67)
From net realized gain on security transactions	(1.15)	(1.74)	(0.47)	(0.27)	—
Total distributions	(1.94)	(2.65)	(1.34)	(1.26)	(0.67)
Net asset value, end of year	$42.63	$38.80	$44.41	$43.49	$40.51
Total Return	15.04%	(7.01)%	5.13%	10.51%	12.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,182	$5,504	$5,559	$5,500	$3,659
Ratio of expenses to average net assets(3)	1.77%	1.66%	1.61%	1.74%	1.88%
Ratio of net investment income (loss) to average net assets(3)	1.54%	2.23%	2.24%	2.23%	2.13%
Portfolio turnover rate	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests

The Yorktown Funds

Yorktown Multi-Asset Income Fund

Financial Highlights

Class A Shares

	For the Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$9.02	$10.69	$11.87	$12.24	$11.18
Income from investment operations
Net investment income (loss)(1)(2)	0.72	0.78	0.88	0.83	0.84
Net realized and unrealized gain (loss) on investments	1.22	(1.65)	(1.25)	(0.41)	1.00
Total income (loss) from investment operations	1.94	(0.87)	(0.37)	0.42	1.84
Distributions
From net investment income	(0.70)	(0.80)	(0.81)	(0.79)	(0.78)
Total distributions	(0.70)	(0.80)	(0.81)	(0.79)	(0.78)
Net asset value, end of year	$10.26	$9.02	$10.69	$11.87	$12.24
Total Return	22.19%	(8.78)%	(3.48)%	3.58%	17.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,664	$140,412	$186,423	$226,003	$189,833
Ratio of expenses to average net assets(3)	1.13%	1.12%	1.11%	1.12%	1.24%
Ratio of net investment income (loss) to average net assets(3)	7.22%	7.60%	7.46%	6.93%	7.20%
Portfolio turnover rate	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Multi-Asset Income Fund

Financial Highlights, Cont’d

Class L Shares

	For Years Ended Jan. 31,
	2017	2015	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$8.60	$10.24	$11.41	$11.81	$10.82
Income from investment operations
Net investment income (loss)(1)(2)	0.63	0.70	0.78	0.74	0.76
Net realized and unrealized gain (loss) on investments	1.18	(1.58)	(1.19)	(0.40)	0.97
Total income (loss) from investment operations	1.81	(0.88)	(0.41)	0.34	1.73
Distributions
From net investment income	(0.66)	(0.76)	(0.76)	(0.74)	(0.74)
Total distributions	(0.66)	(0.76)	(0.76)	(0.74)	(0.74)
Net asset value, end of year	$9.75	$8.60	$10.24	$11.41	$11.81
Total Return	21.71%	(9.28)%	(3.94)%	3.02%	16.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$370,470	$331,362	$424,727	$359,011	$248,675
Ratio of expenses to average net assets(3)	1.63%	1.62%	1.61%	1.62%	1.68%
Ratio of net investment income (loss) to average net assets(3)	6.72%	7.10%	6.96%	6.43%	6.76%
Portfolio turnover rate	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The Yorktown Funds

Yorktown Multi-Asset Income Fund

Financial Highlights, Cont’d

Institutional Class Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year/ period
Net asset value, beginning of year/period	$9.38	$11.08	$12.26	$12.61	$11.49
Income from investment operations
Net investment income (loss)(1)(2)	0.79	0.87	0.96	0.91	0.94
Net realized and unrealized gain (loss) on investments	1.29	(1.72)	(1.27)	(0.42)	1.02
Total income (loss) from investment operations	2.08	(0.85)	(0.31)	0.49	1.96
Distributions
From net investment income	(0.75)	(0.85)	(0.87)	(0.84)	(0.84)
Total distributions	(0.75)	(0.85)	(0.87)	(0.84)	(0.84)
Net asset value, end of year/period	$10.71	$9.38	$11.08	$12.26	$12.61
Total Return	22.84%	(8.33)%	(2.94)%	4.09%	17.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$217,871	$146,738	$184,049	$106,305	$53,454
Ratio of expenses to average net assets(3)	0.63%	0.62%	0.61%	0.62%	0.68%
Ratio of net investment income (loss) to average net assets(3)	7.72%	8.10%	7.96%	7.43%	7.76%
Portfolio turnover rate	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Short Term Bond Fund

Financial Highlights

Class A Shares

	For Years Ended Jan. 31,*
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$3.76	$4.04	$4.22	$4.36	$4.15
Income from investment operations
Net investment income (loss)(1)(2)	0.12	0.16	0.21	0.18	0.11
Net realized and unrealized gain (loss) on investments	0.13	(0.27)	(0.21)	(0.17)	0.19
Total income (loss) from investment operations	0.25	(0.11)	0.00	0.01	0.30
Distributions
From net investment income	(0.09)	(0.17)	(0.18)	(0.15)	(0.09)
Total distributions	(0.09)	(0.17)	(0.18)	(0.15)	(0.09)
Net asset value, end of year/period	$3.92	$3.76	$4.04	$4.22	$4.36
Total Return	6.82%	(2.81)%	(0.01)%	0.26%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,144	$5,377	$3,285	$3,322	$3,986
Ratio of expenses to average net assets(3)(4)	1.20%	1.39%	1.32%	1.30%	1.47%
Ratio of net investment income (loss) to average net assets(3)	3.08%	4.14%	5.05%	4.36%	2.62%
Portfolio turnover rate	55%	84%	31%	103%	62%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.20%, 1.44%, 1.62%, 1.59%, and 1.47%, respectively.

The Yorktown Funds

Yorktown Short Term Bond Fund

Financial Highlights, Cont’d

Class L Shares

	For Years Ended Jan. 31,*
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$3.47	$3.74	$3.92	$4.07	$3.89
Income from investment operations
Net investment income (loss)(1)(2)	0.07	0.11	0.16	0.13	0.06
Net realized and unrealized gain (loss) on investments	0.12	(0.24)	(0.19)	(0.16)	0.18
Total income (loss) from investment operations	0.19	(0.13)	(0.03)	(0.03)	0.24
Distributions
From net investment income	(0.06)	(0.14)	(0.15)	(0.12)	(0.06)
Total distributions	(0.06)	(0.14)	(0.15)	(0.12)	(0.06)
Net asset value, end of year	$3.60	$3.47	$3.74	$3.92	$4.07
Total Return	5.88%	(3.73)%	(1.00)%	(0.72)%	6.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,665	$20,715	$15,396	$14,282	$16,856
Ratio of expenses to average net assets(3)(4)	2.20%	2.39%	2.32%	2.30%	2.47%
Ratio of net investment income (loss) to average net assets(3)	2.08%	3.14%	4.05%	3.40%	1.62%
Portfolio turnover rate	55%	84%	31%	103%	62%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.20%, 2.44%, 2.62%, 2.59%, and 2.47%, respectively.

Yorktown Short Term Bond Fund

Financial Highlights, Cont’d

Institutional Class Shares

	For Year Ended Jan. 31,+			For the Period Ended
	2017	2016	2015	Jan. 31,+ 2014*
For a share outstanding throughout each year/period
Net asset value, beginning of year	$3.99	$4.27	$4.45	$4.50
Income from investment operations
Net investment income (loss)(1)(2)	0.13	0.17	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.13	(0.28)	(0.22)	(0.09)
Total income (loss) from investment operations	0.26	(0.11)	—	0.05
Distributions
From net investment income	(0.09)	(0.17)	(0.18)	(0.10)
Total distributions	(0.09)	(0.17)	(0.18)	(0.10)
Net asset value, end of year/period	$4.16	$3.99	$4.27	$4.45
Total Return	6.77%	(2.82)%	(0.01)%	1.13%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,434	$3,986	$5,276	$1,019(4)
Ratio of expenses to average net assets(5)(6)	1.20%	1.39%	1.32%	1.30%(4)
Ratio of net investment income (loss) to average net assets(5)	3.08%	4.14%	5.05%	4.91%
Portfolio turnover rate(3)	55%	84%	31%	103%

+	Adjusted to reflect 3:1 stock split effective February 1, 2016

*	Commencement of operations was June 1, 2013

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment adviser, the ration of expenses to average net assets would have been 1.20%, 1.44%, 1.62%, and 1.68%, respectively.

The Yorktown Funds

Yorktown Master Allocation Fund

Financial Highlights

Class A Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$32.93	$36.13	$35.24	$30.39	$27.14
Income from investment operations
Net investment income (loss)(1)(2)	(0.19)	(0.20)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	4.98	(2.64)	1.17	5.01	3.39
Total income (loss) from investment operations	4.79	(2.84)	1.01	4.85	3.25
Distributions
From net realized gain on security transactions	(6.98)	(0.36)	(0.12)
Total distributions	(6.98)	(0.36)	(0.12)
Net asset value, end of year	$30.74	$32.93	$36.13	$35.24	$30.39
Total Return	14.84%	(7.96)%	2.86%	15.96%	11.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,474	$7,235	$10,087	$11,907	$9,488
Ratio of expenses to average net assets(3)	1.44%	1.30%	1.16%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets(3)	(0.55)%	(0.54)%	(0.44)%	(0.47)%	(0.49)%
Portfolio turnover rate	27%	1%	7%	3%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Master Allocation Fund

Financial Highlights, Cont’d

Class L Shares

	For Years Ended Jan. 31,
	2017	2016	2015	2014	2013
For a share outstanding throughout each year
Net asset value, beginning of year	$31.81	$35.08	$34.40	$29.81	$26.76
Income from investment operations
Net investment income (loss)(1)(2)	(0.35)	(0.37)	(0.34)	(0.32)	(0.27)
Net realized and unrealized gain (loss) on investments	4.80	(2.54)	1.14	4.91	3.32
Total income (loss) from investment operations	4.45	(2.91)	0.80	4.59	3.05
Distributions
From net realized gain on security transactions	(6.98)	(0.36)	(0.12)
Total distributions	(6.98)	(0.36)	(0.12)
Net asset value, end of year	$29.28	$31.81	$35.08	$34.40	$29.81
Total Return	14.29%	(8.40)%	2.32%	15.40%	11.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,838	$24,379	$29,539	$29,125	$23,601
Ratio of expenses to average net assets(3)	1.94%	1.80%	1.66%	1.73%	1.72%
Ratio of net investment income (loss) to average net assets(3)	(1.05)%	(1.04)%	(0.94)%	(0.97)%	(0.99)%
Portfolio turnover rate	27%	1%	7%	3%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The Yorktown Funds

Yorktown Master Allocation Fund

Financial Highlights, Cont’d

Institutional Class Shares

	For Year Ended Jan. 31,			For the Period Ended
	2017	2016	2015	Jan. 31, 2014*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$34.21	$37.33	$36.23	$33.00
Income from investment operations
Net investment income (loss)(1)(2)	(0.02)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	5.20	(2.74)	1.20	3.20
Total income (loss) from investment operations	5.18	(2.76)	1.22	3.23
Distributions
From realized gain on security transaction	(6.98)	(0.36)	(0.12)	—
Total distributions	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year/period	$32.41	$34.21	$37.33	$36.23
Total Return	15.44%	(7.49)%	3.36%	9.79%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,298	$1,741	$2,877	$1,560
Ratio of expenses to average net assets(5)	0.94%	0.80%	0.66%	0.73%(4)
Ratio of net investment income (loss) to average net assets(5)	(0.05)%	(0.04)%	0.06%	0.13%(4)
Portfolio turnover rate(3)	27%	1%	7%	3%

*	Commencement of operations was June 1, 2013

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

Yorktown Small Cap Fund

Financial Highlights

Class A Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)(2)	0.00
Net realized and unrealized gain (loss) on investments	2.00
Total income (loss) from investment operations	2.00
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of year/period	$11.97
Total Return	19.99%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12
Ratio of expenses to average net assets	1.40%(4)
Ratio of expenses to average net assets excluding fees waived	2.84%(4)
Ratio of net investment income (loss) to average net assets)	0.06%(4)
Portfolio turnover rate(3)	41%

*	Commencement of operations was May 9, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Amount is less than $0.005 per share.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

The Yorktown Funds

Yorktown Small Cap Fund

Financial Highlights, Cont’d

Class L Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gain (loss) on investments	2.00
Total income (loss) from investment operations	1.93
Distributions
Net investment income	—
Total distributions	—
Net asset value, end of year/period	$11.93
Total Return	19.30%(2)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140
Ratio of expenses to average net assets	2.15%(3)
Ratio of expenses to average net assets excluding fees waived	3.59%(3)
Ratio of net investment income (loss) to average net assets	(0.81)%(3)
Portfolio turnover rate(2)	41%

*	Commencement of operations was May 9, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

Yorktown Small Cap Fund

Financial Highlights, Cont’d

Institutional Class Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)	0.02
Net realized and unrealized gain (loss) on investments	1.99
Total income (loss) from investment operations	2.01
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of year/period	$11.98
Total Return	20.12%(2)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,656
Ratio of expenses to average net assets	1.15%(3)
Ratio of expenses to average net assets excluding fees waived	2.59%(3)
Ratio of net investment income (loss) to average net assets	0.29%(3)
Portfolio turnover rate(2)	41%

*	Commencement of operations was May 9, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

The Yorktown Funds

Yorktown Mid Cap Fund

Financial Highlights

Class A Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss) on investments	0.67
Total income (loss) from investment operations	0.65
Distributions
Net investment income(2)	—
Total distributions(2)	—
Net asset value, end of year/period	$10.65
Total Return	6.53%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6
Ratio of expenses to average net assets	1.50%(4)
Ratio of expenses to average net assets excluding fees waived	3.06%(4)
Ratio of net investment income (loss) to average net assets)	(0.31)%(4)
Portfolio turnover rate(3)	44%

*	Commencement of operations was May 10, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Amount is less than $0.005 per share.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

Yorktown Mid Cap Fund

Financial Highlights, Cont’d

Class L Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gain (loss) on investments	0.67
Total income (loss) from investment operations	0.60
Distributions
Net investment income(2)	—
Total distributions(2)	—
Net asset value, end of year/period	$10.60
Total Return	6.01%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97
Ratio of expenses to average net assets	2.25%(4)
Ratio of expenses to average net assets excluding fees waived	3.81%(4)
Ratio of net investment income (loss) to average net assets	(0.99)%(4)
Portfolio turnover rate(3)	44%

*	Commencement of operations was May 10, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Amount is less than $0.005 per share.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

The Yorktown Funds

Yorktown Mid Cap Fund

Financial Highlights, Cont’d

Institutional Class Shares

For the Period Ended
Jan. 31, 2017*
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.00
Income from investment operations
Net investment income (loss)(1)(2)	0.00
Net realized and unrealized gain (loss) on investments	0.68
Total income (loss) from investment operations	0.68
Distributions
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of year/period	$10.67
Total Return	6.83%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,858
Ratio of expenses to average net assets	1.25%(4)
Ratio of expenses to average net assets excluding fees waived	2.81%(4)
Ratio of net investment income (loss) to average net assets	0.00%(4)(5)
Portfolio turnover rate(3)	44%

*	Commencement of operations was May 10, 2016

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Amount is less than $0.005 per share.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Amount is less than 0.005% per share.

Section 7  |  FOR MORE INFORMATION

Shareholders may direct general inquiries to the Trust at the address or telephone number listed below. Inquiries regarding shareholder account information should be directed to Shareholder Services at the address or telephone number listed below.

TRUST

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

You can obtain more information about the Funds in:

*	the SAI dated May 31, 2017, which contains detailed information about the Funds, particularly their investment policies and practices. You may not be aware of important information about the Funds unless you read both this prospectus and the SAI. The current SAI is on file with the SEC and is incorporated into this prospectus by reference (that is, the SAI is legally part of this prospectus).

*	the Annual and Semi-annual Reports to Shareholders, which detail the Funds’ actual investments and include financial statements as of the close of the particular annual or semi-annual period. Each annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the year covered by the report.

To request a copy of the current SAI or copies of the Funds’ most recent Annual and Semi-annual Reports, without charge, or for other inquiries, please contact us:

By Mail:	Yorktown Funds 2303 Yorktown Avenue Lynchburg, Virginia 24501

By Telephone:	(800) 544-6060

By Internet:	www.yorktownfunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information about the operation of the Public Reference Room.) Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may also be obtained for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The Trust’s SEC 1940 Act file number is: 811-04262

PRIVACY NOTICE

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

• Social Security Number

• Assets

• Retirement Assets

• Transaction History

• Checking Account History

• Purchase History

• Account Balances

• Account Transactions

• Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research, Inc.

What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

• Open an account

• Provide account information

• Give us your contact information

• Make deposits or withdrawals from your account

• Make a wire transfer

• Tell us where to send the money

• Tell us who receives the money

• Show your government-issued ID

• Show your drivers’ license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

• Affiliates from using your information to market to you.

• Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • Yorktown Funds does not jointly market.